Stock-Based Compensation	3 Months Ended
Mar. 31, 2014
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock-Based Compensation

9. Stock-Based Compensation

The Company has a stock-based compensation plan known as the National Oilwell Varco, Inc. Long-Term Incentive Plan (the “Plan”). The Plan provides for the granting of stock options, performance-based share awards, restricted stock, phantom shares, stock payments and stock appreciation rights. The number of shares authorized under the Plan is 39.5 million. At March 31, 2014, 10,341,009 shares remain available for future grants under the Plan, all of which are available for grants of stock options, performance-based share awards, restricted stock awards, phantom shares, stock payments and stock appreciation rights. Total stock-based compensation for all stock-based compensation arrangements under the Plan was $25 million and $16 million for the three months ended March 31, 2014 and 2013, respectively. The total income tax benefit recognized in the Consolidated Statements of Income for all stock-based compensation arrangements under the Plan was $7 million and $5 million for the three months ended March 31, 2014 and 2013, respectively.

During the three months ended March 31, 2014, the Company granted 3,113,607 stock options with a fair value of $25.60 per share and 426,272 shares of restricted stock and restricted stock units with a fair value of $74.83 per share. In addition, the Company granted performance share awards to senior management employees with potential payouts varying from zero to 436,390 shares. The stock options were granted February 25, 2014 with an exercise price of $74.83. These options generally vest over a three-year period from the grant date. The restricted stock and restricted stock units were granted February 25, 2014 and vest on the third anniversary of the date of grant. The performance share awards were granted on February 25, 2014 and can be earned based on performance against established goals over a three-year performance period. The performance share awards are divided into two equal, independent parts that are subject to two separate performance metrics: 50% with a TSR (total shareholder return) goal (the “TSR Award”) and 50% with an internal ROC (return on capital) goal (the “ROC Award”).

Performance against the TSR goal is determined by comparing the performance of the Company’s TSR with the TSR performance of the members of the OSX index for the three year performance period. Performance against the ROC goal is determined by comparing the performance of the Company’s actual ROC performance average for each of the three years of the performance period against the ROC goal set by the Company’s Compensation Committee.